Offerings	Aug. 10, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units
Amount Registered | shares	23,000,000
Proposed Maximum Offering Price per Unit | $ / shares	10.00
Maximum Aggregate Offering Price	$ 230,000,000.00
Amount of Registration Fee	$ 31,763.00
Offering Note

(1)	Each unit consisting of one Class A ordinary share and one-half of one redeemable public warrant to purchase one Class A ordinary share.

Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(a) of the Securities Act.

Includes 3,000,000 units, consisting of 3,000,000 Class A ordinary shares and 1,500,000 redeemable warrants, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.

The registrant previously registered (i) 23,000,000 units with each unit consisting of one Class A ordinary share and one-third of one redeemable public warrant to purchase one Class A ordinary share upon the consummation of an initial business combination and (ii) 7,666,667 Class A ordinary shares upon the exercise of the warrants.

(2)	Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(a) of the Securities Act.

Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.

No fee pursuant to Rule 457(g).

The registrant previously registered (i) 23,000,000 units with each unit consisting of one Class A ordinary share and one-third of one redeemable public warrant to purchase one Class A ordinary share upon the consummation of an initial business combination and (ii) 7,666,667 Class A ordinary shares upon the exercise of the warrants.

(3)	Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(a) of the Securities Act.

No fee pursuant to Rule 457(g).

The registrant previously registered (i) 23,000,000 units with each unit consisting of one Class A ordinary share and one-third of one redeemable public warrant to purchase one Class A ordinary share upon the consummation of an initial business combination and (ii) 7,666,667 Class A ordinary shares upon the exercise of the warrants.

(4)	Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(a) of the Securities Act.

Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.

The registrant previously registered (i) 23,000,000 units with each unit consisting of one Class A ordinary share and one-third of one redeemable public warrant to purchase one Class A ordinary share upon the consummation of an initial business combination and (ii) 7,666,667 Class A ordinary shares upon the exercise of the warrants.

(5)	Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(a) of the Securities Act.

No fee pursuant to Rule 457(g).

(6)	Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(a) of the Securities Act.

Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.

Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares included as part of the units
Amount Registered | shares	23,000,000
Proposed Maximum Offering Price per Unit | $ / shares	0.00
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note

(1)	Each unit consisting of one Class A ordinary share and one-half of one redeemable public warrant to purchase one Class A ordinary share.

Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(a) of the Securities Act.

Includes 3,000,000 units, consisting of 3,000,000 Class A ordinary shares and 1,500,000 redeemable warrants, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.

The registrant previously registered (i) 23,000,000 units with each unit consisting of one Class A ordinary share and one-third of one redeemable public warrant to purchase one Class A ordinary share upon the consummation of an initial business combination and (ii) 7,666,667 Class A ordinary shares upon the exercise of the warrants.

(2)	Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(a) of the Securities Act.

Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.

No fee pursuant to Rule 457(g).

The registrant previously registered (i) 23,000,000 units with each unit consisting of one Class A ordinary share and one-third of one redeemable public warrant to purchase one Class A ordinary share upon the consummation of an initial business combination and (ii) 7,666,667 Class A ordinary shares upon the exercise of the warrants.

(3)	Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(a) of the Securities Act.

No fee pursuant to Rule 457(g).

The registrant previously registered (i) 23,000,000 units with each unit consisting of one Class A ordinary share and one-third of one redeemable public warrant to purchase one Class A ordinary share upon the consummation of an initial business combination and (ii) 7,666,667 Class A ordinary shares upon the exercise of the warrants.

(4)	Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(a) of the Securities Act.

Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.

The registrant previously registered (i) 23,000,000 units with each unit consisting of one Class A ordinary share and one-third of one redeemable public warrant to purchase one Class A ordinary share upon the consummation of an initial business combination and (ii) 7,666,667 Class A ordinary shares upon the exercise of the warrants.

(5)	Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(a) of the Securities Act.

No fee pursuant to Rule 457(g).

(6)	Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(a) of the Securities Act.

Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.

Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Redeemable warrants to acquire one Class A ordinary share included as part of the units
Amount Registered | shares	7,666,667
Proposed Maximum Offering Price per Unit | $ / shares	0.00
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note

(1)	Each unit consisting of one Class A ordinary share and one-half of one redeemable public warrant to purchase one Class A ordinary share.

Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(a) of the Securities Act.

Includes 3,000,000 units, consisting of 3,000,000 Class A ordinary shares and 1,500,000 redeemable warrants, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.

The registrant previously registered (i) 23,000,000 units with each unit consisting of one Class A ordinary share and one-third of one redeemable public warrant to purchase one Class A ordinary share upon the consummation of an initial business combination and (ii) 7,666,667 Class A ordinary shares upon the exercise of the warrants.

(2)	Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(a) of the Securities Act.

Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.

No fee pursuant to Rule 457(g).

The registrant previously registered (i) 23,000,000 units with each unit consisting of one Class A ordinary share and one-third of one redeemable public warrant to purchase one Class A ordinary share upon the consummation of an initial business combination and (ii) 7,666,667 Class A ordinary shares upon the exercise of the warrants.

(3)	Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(a) of the Securities Act.

No fee pursuant to Rule 457(g).

The registrant previously registered (i) 23,000,000 units with each unit consisting of one Class A ordinary share and one-third of one redeemable public warrant to purchase one Class A ordinary share upon the consummation of an initial business combination and (ii) 7,666,667 Class A ordinary shares upon the exercise of the warrants.

(4)	Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(a) of the Securities Act.

Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.

The registrant previously registered (i) 23,000,000 units with each unit consisting of one Class A ordinary share and one-third of one redeemable public warrant to purchase one Class A ordinary share upon the consummation of an initial business combination and (ii) 7,666,667 Class A ordinary shares upon the exercise of the warrants.

(5)	Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(a) of the Securities Act.

No fee pursuant to Rule 457(g).

(6)	Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(a) of the Securities Act.

Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.

Offering: 4
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying redeemable warrants included as part of the units
Amount Registered | shares	7,666,667
Proposed Maximum Offering Price per Unit | $ / shares	11.50
Maximum Aggregate Offering Price	$ 88,166,670.50
Amount of Registration Fee	$ 12,175.82
Offering Note

(1)	Each unit consisting of one Class A ordinary share and one-half of one redeemable public warrant to purchase one Class A ordinary share.

Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(a) of the Securities Act.

Includes 3,000,000 units, consisting of 3,000,000 Class A ordinary shares and 1,500,000 redeemable warrants, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.

The registrant previously registered (i) 23,000,000 units with each unit consisting of one Class A ordinary share and one-third of one redeemable public warrant to purchase one Class A ordinary share upon the consummation of an initial business combination and (ii) 7,666,667 Class A ordinary shares upon the exercise of the warrants.

(2)	Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(a) of the Securities Act.

Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.

No fee pursuant to Rule 457(g).

The registrant previously registered (i) 23,000,000 units with each unit consisting of one Class A ordinary share and one-third of one redeemable public warrant to purchase one Class A ordinary share upon the consummation of an initial business combination and (ii) 7,666,667 Class A ordinary shares upon the exercise of the warrants.

(3)	Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(a) of the Securities Act.

No fee pursuant to Rule 457(g).

The registrant previously registered (i) 23,000,000 units with each unit consisting of one Class A ordinary share and one-third of one redeemable public warrant to purchase one Class A ordinary share upon the consummation of an initial business combination and (ii) 7,666,667 Class A ordinary shares upon the exercise of the warrants.

(4)	Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(a) of the Securities Act.

Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.

The registrant previously registered (i) 23,000,000 units with each unit consisting of one Class A ordinary share and one-third of one redeemable public warrant to purchase one Class A ordinary share upon the consummation of an initial business combination and (ii) 7,666,667 Class A ordinary shares upon the exercise of the warrants.

(5)	Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(a) of the Securities Act.

No fee pursuant to Rule 457(g).

(6)	Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(a) of the Securities Act.

Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Redeemable warrants to acquire one Class A ordinary share included as part of the units
Amount Registered | shares	3,833,333
Proposed Maximum Offering Price per Unit | $ / shares	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note

(1)	Each unit consisting of one Class A ordinary share and one-half of one redeemable public warrant to purchase one Class A ordinary share.

Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(a) of the Securities Act.

Includes 3,000,000 units, consisting of 3,000,000 Class A ordinary shares and 1,500,000 redeemable warrants, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.

The registrant previously registered (i) 23,000,000 units with each unit consisting of one Class A ordinary share and one-third of one redeemable public warrant to purchase one Class A ordinary share upon the consummation of an initial business combination and (ii) 7,666,667 Class A ordinary shares upon the exercise of the warrants.

(2)	Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(a) of the Securities Act.

Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.

No fee pursuant to Rule 457(g).

The registrant previously registered (i) 23,000,000 units with each unit consisting of one Class A ordinary share and one-third of one redeemable public warrant to purchase one Class A ordinary share upon the consummation of an initial business combination and (ii) 7,666,667 Class A ordinary shares upon the exercise of the warrants.

(3)	Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(a) of the Securities Act.

No fee pursuant to Rule 457(g).

The registrant previously registered (i) 23,000,000 units with each unit consisting of one Class A ordinary share and one-third of one redeemable public warrant to purchase one Class A ordinary share upon the consummation of an initial business combination and (ii) 7,666,667 Class A ordinary shares upon the exercise of the warrants.

(4)	Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(a) of the Securities Act.

Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.

The registrant previously registered (i) 23,000,000 units with each unit consisting of one Class A ordinary share and one-third of one redeemable public warrant to purchase one Class A ordinary share upon the consummation of an initial business combination and (ii) 7,666,667 Class A ordinary shares upon the exercise of the warrants.

(5)	Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(a) of the Securities Act.

No fee pursuant to Rule 457(g).

(6)	Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(a) of the Securities Act.

Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying redeemable warrants included as part of the units
Amount Registered | shares	3,833,333
Proposed Maximum Offering Price per Unit | $ / shares	11.50
Maximum Aggregate Offering Price	$ 44,083,329.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,087.91
Offering Note

(1)	Each unit consisting of one Class A ordinary share and one-half of one redeemable public warrant to purchase one Class A ordinary share.

Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(a) of the Securities Act.

Includes 3,000,000 units, consisting of 3,000,000 Class A ordinary shares and 1,500,000 redeemable warrants, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.

The registrant previously registered (i) 23,000,000 units with each unit consisting of one Class A ordinary share and one-third of one redeemable public warrant to purchase one Class A ordinary share upon the consummation of an initial business combination and (ii) 7,666,667 Class A ordinary shares upon the exercise of the warrants.

(2)	Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(a) of the Securities Act.

Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.

No fee pursuant to Rule 457(g).

The registrant previously registered (i) 23,000,000 units with each unit consisting of one Class A ordinary share and one-third of one redeemable public warrant to purchase one Class A ordinary share upon the consummation of an initial business combination and (ii) 7,666,667 Class A ordinary shares upon the exercise of the warrants.

(3)	Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(a) of the Securities Act.

No fee pursuant to Rule 457(g).

The registrant previously registered (i) 23,000,000 units with each unit consisting of one Class A ordinary share and one-third of one redeemable public warrant to purchase one Class A ordinary share upon the consummation of an initial business combination and (ii) 7,666,667 Class A ordinary shares upon the exercise of the warrants.

(4)	Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(a) of the Securities Act.

Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.

The registrant previously registered (i) 23,000,000 units with each unit consisting of one Class A ordinary share and one-third of one redeemable public warrant to purchase one Class A ordinary share upon the consummation of an initial business combination and (ii) 7,666,667 Class A ordinary shares upon the exercise of the warrants.

(5)	Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(a) of the Securities Act.

No fee pursuant to Rule 457(g).

(6)	Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(a) of the Securities Act.

Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.